Financial Instruments - Sensitivity Analysis of Foreign Currency Risk (Detail)	12 Months Ended
	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 AUD ($)
Foreign Currency Risk
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact of a 5% change in foreign exchange rates on profit or loss	$ (521,750)	$ 89,230	$ (548,878)	$ 87,807	$ (577,417)	$ 17,051